SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
December 31, 2011

(Amounts in thousands)	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts		Uncollectible accounts written off, net of recoveries	Balance at End of Year
Year ended December 31, 2011
Allowance for doubtful accounts and sales allowances............	$5,294	$1,501	$	(24)	$(2,888)	$3,883

Year ended December 31, 2010
Allowance for doubtful accounts and sales allowances…………	$5,467	$3,193		$(43)	$(3,323)	$5,294

Year ended December 31, 2009
Allowance for doubtful accounts and sales allowances…………	$6,405	$3,959		$(21)	$(4,876)	$5,467

See accompanying report of independent registered public accounting firm.